Summary of material accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Derivative liabilities	$ 1,570,675	$ 1,079,393
Warrant liabilities	$ 1,087,997	$ 0
Patents [Member]
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	5 years